FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative foreign exchange contracts and Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers in to Level 3		$ 86,087
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		80,990
Transfers, Level 2 to Level 1	$ 15,858
Transfers out of Level 3	41,856	24,855
Unrealized gains and losses	(1,988)	(474)
Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	5,282	10,293
Transfers, Level 2 to Level 1	35,447
Fair value through profit or loss | Debt instruments | Securities issued or secured by foreign government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 2 to Level 1	15,885
Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 2 to Level 1	14,459
Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	5,282
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 2 to Level 1	5,103
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		$ 10,293
Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	90,010
Transfers, Level 2 to Level 1	950,235
Fair value through other comprehensive income | Debt instruments | Securities issued or secured by foreign government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 2 to Level 1	950,235
Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	$ 90,010